Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Obligations

The Company’s debt obligations are summarized below:

	September 30, 2020			December 31, 2019
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$324,121	$324,121	$-	$305,294	$305,294
2017 Notes	1,170,354	237,521	1,407,875	1,170,354	167,341	1,337,695
Gaucho Notes	100,000	11,508	111,508	100,000	6,260	106,260
Total Debt Obligations	$1,270,354	$573,150	$1,843,504	$1,270,354	$478,895	$1,749,249

[1] Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets.

The Company’s debt obligations as of December 31, 2019 and 2018 are summarized below:

	December 31, 2019			December 31, 2018
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$305,294	$305,294	$-	$279,735	$279,735
2017 Notes	1,170,354	167,341	1,337,695	1,251,854	75,013	1,326,867
Gaucho Notes	100,000	6,260	106,260	1,480,800	18,787	1,499,587
Total Debt Obligations	$1,270,354	$478,895	$1,749,249	$2,732,654	$373,535	$3,106,189

[1] Accrued interest is included as a component of accrued expenses on the accompanying consolidated balance sheets (see Note 8 – Accrued Expenses).